Deconsolidation of ICinit (Details) - Schedule of fair value of the operations of ICinit - 1 months ended Oct. 01, 2021 - ICinit [Member]	CNY (¥)	USD ($)
Deconsolidation of ICinit (Details) - Schedule of fair value of the operations of ICinit [Line Items]
Consideration receivable	¥ 40,975	$ 6,427
Fair value of retained noncontrolling interest (49%)	1,003,886	157,455
Carrying value of noncontrolling interest	1,426,158	223,687
Consideration received total	2,471,019	387,568
Less: ICinit’s book value	(3,361,955)	(527,308)
Exchange rate difference	(10,590)
Loss on deconsolidation	¥ (901,526)	$ (139,739)